Financial Instruments and Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value of Contingent Consideration) (Details) (Level 3, Recurring, Contingent Liabilities, USD $)
In Millions, unless otherwise specified
12 Months Ended
Sep. 26, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 6.9
Business Combination, Contingent Consideration, Accretion	1.1
Effect of currency rate change	(0.6)
Ending balance	202.8
Questcor Pharmaceuticals, Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition date fair value of acquired contingent liabilities	$ 195.4